Stockholders' Equity (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Stockholders' Equity
Stockholders' equity as of December 31, 2017		$ 613,215	$ 577,385	$ 577,385	$ 810,529
Total comprehensive income	$ (43,808)	437,082	(30,132)	35,830	(233,144)
Dividends paid		(1,291,494)	0
Related party Promissory Note repayment		(750,000)	$ 0
Related party dividend of Promissory Note		178
Stockholders' equity as of June 30, 2018	$ 810,529	$ (991,019)		$ 613,215	$ 577,385